CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Revenues	₩ 500,845	₩ 725,516	₩ 463,618
Online games	76,989	81,017	89,256
Mobile games	405,676	629,604	358,772
Other revenue	18,180	14,895	15,590
Cost of revenues	(306,903)	(484,958)	(267,365)
Gross profit	193,942	240,558	196,253
Selling, general and administrative expenses	(92,491)	(66,066)	(77,614)
Research and development	(15,262)	(13,486)	(13,797)
Other income	789	913	605
Other expenses	(1,594)	(1,552)	(739)
Operating profit	85,384	160,367	104,708
Finance income	30,889	23,267	15,953
Finance costs	(9,926)	(14,935)	(10,779)
Profit before income tax	106,347	168,699	109,882
Income tax expenses	21,445	36,717	26,824
Profit for the year	84,902	131,982	83,058
Items that may be subsequently reclassified to income or loss:
Foreign currency translation adjustments	19,826	1,559	285
Items that will not be reclassified to income or loss:
Remeasurement of defined benefit liabilities	24	7	(4)
Total comprehensive income (loss) for the year	104,752	133,548	83,339
Profit (loss) attributable to:
Owners of the Parent Company	84,919	132,019	83,162
Non‑controlling interest	(17)	(37)	(104)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	104,704	133,560	83,457
Non-controlling interest	₩ 48	₩ (12)	₩ (118)
Earnings per share (in Korean won)
Basic earnings per share (in korean won per share)	₩ 12,221	₩ 18,999	₩ 11,968
Diluted earnings per share (in korean won per share)	₩ 12,221	₩ 18,999	₩ 11,968